Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Summary of Reconciliation of Net Assets and Changes in Net Assets

The following is a reconciliation of net assets available for benefits per the financial statements to IRS Form 5500 as of December 31, 2025 and 2024:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$120,877,615	$108,133,924
Deemed distributions reported on 5500	(31,207)	(47,387)
Net assets available for benefits per the Form 5500	$120,846,408	$108,086,537

Increase in net assets available for benefits per the financial statements	$12,743,691
Change in deemed distributions	16,180
Net income per Form 5500	$12,759,871